Financial Assets And Liabilities - Summary of Effect of the Cash Flow Hedge in Consolidated Income Statements and Statements of Other Comprehensive Income (Detail) - Cash Flow Hedges Member [Member] - PHP (₱)
₱ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign currency exchange risk [Member]
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI	₱ (764)
Foreign currency exchange risk [Member] | Long Term Currency Swaps
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI	₱ (350)	₱ (366)
Line item in our Consolidated Income Statements	Other comprehensive loss	Other comprehensive loss
Foreign currency exchange risk [Member] | Long-term Foreign Currency Options [Member]
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI	₱ (414)
Line item in our Consolidated Income Statements	Other comprehensive loss
Interest rate risk [member] | Interest Rate Swap1
Disclosure Of Hedge Accounting [Line Items]
Total hedging loss recognized in OCI	₱ (24)	₱ (68)
Line item in our Consolidated Income Statements	Other comprehensive loss	Other comprehensive loss